Merger Agreement	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Merger Agreement
Merger Agreement

7.   Merger Agreement

On January 24, 2021, the Company’s board of directors unanimously approved an agreement and plan of merger, dated January 24, 2021, by and among Landcadia, Helios Sun Merger Sub, Inc., the Company’s wholly owned subsidiary (“Merger Sub”), HMAN Group Holdings Inc., a Delaware corporation (“Hillman Holdco”) and CCMP Sellers’ Representative, LLC, a Delaware limited liability company in its capacity as the Stockholder Representative thereunder (in such capacity, the “Stockholder Representative”) (as amended on March 12, 2021 and as may be further amended and/or restated from time to time, the “Merger Agreement”). If the Merger Agreement is adopted by the Company’s stockholders and the transactions under the Merger Agreement are consummated, Merger Sub will merge with and into Hillman Holdco with Hillman Holdco surviving the merger as the Company’s wholly owned subsidiary (the “Proposed Transaction”). Hillman Holdco is a holding company that indirectly holds all of the issued and outstanding capital stock of The Hillman Group, Inc., which, together with its direct and indirect subsidiaries (Hillman Holdco, The Hillman Group, Inc. and its direct and indirect subsidiaries, collectively, “Hillman” and each such entity, a “Hillman Group Entity”), is in the business of providing hardware-related products and related merchandising services to retail markets in North America. In connection with the consummation of the Proposed Transaction, we will be renamed “Hillman Solutions Corp.” Such entity is referred to herein as “New Hillman” as of the time following such change of name.

In accordance with the terms and subject to the conditions of the Merger Agreement, the Company has agreed to pay aggregate consideration in the form of New Hillman common stock (the “Aggregate Consideration”) calculated as described below and equal to a value of approximately (i) $911,300,000 plus (ii) $28,280,000, such amount being the value of 2,828,000 Founder Shares, valued at $10.00 per share that the Sponsors, have agreed to forfeit at the closing of the Proposed Transaction (the “Closing”).

At the effective time of the Proposed Transaction, all outstanding shares of common stock of Hillman Holdco will be cancelled in exchange for the right to receive, with respect to each such share, a certain number of shares of New Hillman common stock valued at $10.00 per share equal to (A) (i) the Aggregate Consideration plus (ii) the value that would be received by Hillman Holdco upon the exercise of all outstanding Hillman Holdco options as of immediately prior to the Closing (the “Adjusted Purchase Price”), divided by (B) (i) the total number of shares of Hillman Holdco common stock outstanding as of immediately prior to the Closing plus (ii) the number of shares of Hillman Holdco common stock underlying all then outstanding Hillman Holdco options and shares of Hillman Holdco restricted stock outstanding as of immediately prior to the Closing (the “Adjusted Per Share Merger Value”).

At the effective time, each outstanding option to purchase shares of Hillman Holdco common stock (a “Hillman Holdco Option”), whether vested or unvested, will be assumed by New Hillman and will be converted into an option to acquire common stock of New Hillman (“New Hillman Options”) with substantially the same terms and conditions as applicable to the Hillman Holdco Option immediately prior to the effective time (including expiration date, vesting conditions and exercise provisions), except that (i) each such Hillman Holdco Option shall be exercisable for that number of shares of New Hillman common stock equal to the product (rounded down to the nearest whole number) of (A) the number of shares of Hillman Holdco common stock subject to such Hillman Holdco Assumed Option immediately prior the effective time multiplied by (B) the quotient of (1) the Adjusted Per Share Merger Value divided by (2) $10.00 (such quotient, with respect to each Hillman Holdco Option, the “Closing Stock Per Option Amount”), (ii) the per share exercise price for each share of New Hillman common stock issuable upon exercise of the New Hillman Option shall be equal to the quotient (rounded up to the nearest whole cent) obtained by dividing (A) the exercise price per share of Hillman Holdco subject to such Hillman Holdco Option immediately prior to the effective time by (B) the Closing Stock Per Option Amount; (iii) the Hillman Holdco board of directors (the “Hillman Holdco Board”) (or the compensation committee of the Hillman Holdco Board) may appropriately adjust the performance conditions applicable to certain of the New Hillman Options; and (iv) the Hillman Holdco Board (or the compensation committee of the Hillman Holdco Board) may make such other immaterial administrative or ministerial changes to the New Hillman Options as it may determine in good faith are appropriate to effectuate the administration of the New Hillman Options and to ensure consistency with the administrative and ministerial provisions of the New Hillman Incentive Equity Plan;

At the effective time, each share of unvested restricted Hillman Holdco common stock will be cancelled and converted into the right to receive a number of shares of restricted New Hillman common stock (“New Hillman Restricted Stock”) equal to the quotient of (a) the Adjusted Per Share Merger Value divided by (b) $10.00 (such quotient, with respect to each share of unvested Hillman Holdco restricted stock, the “Closing Stock Per Restricted Share Amount”) with substantially the same terms and conditions as were applicable to the related share of Hillman Holdco Restricted Stock immediately prior to the effective time (including with respect to vesting and termination-related provisions), except that (i) any per-share repurchase price of such New Hillman Restricted Stock shall be equal to the quotient obtained by dividing (A) the per-share repurchase price applicable to the Hillman Holdco Restricted Stock, by (B) the Closing Stock Per Restricted Share Amount, rounded up to the nearest cent and (ii) the Hillman Holdco Board (or the compensation committee of the Hillman Holdco Board) may make such other immaterial administrative or ministerial changes to the New Hillman Restricted Stock as it may determine in good faith are appropriate to effectuate the administration of the New Hillman Restricted Stock and to ensure consistency with the administrative and ministerial provisions of the New Hillman Incentive Equity Plan.

At the effective time, each Hillman Holdco restricted stock unit (each a “Hillman Holdco RSU”) will be assumed by New Hillman and converted into a restricted stock unit in respect of shares of New Hillman common stock (each, a “New Hillman RSU”) with substantially the same terms and conditions as were applicable to such Hillman Holdco RSU immediately prior to the effective time (including with respect to vesting and termination-related provisions), except that (i) each New Hillman RSU shall represent the right to receive (subject to vesting) that number of shares of New Hillman common stock equal to the product (rounded up to the nearest whole number) of the number of shares of Hillman Holdco common stock underlying the Hillman Holdco RSU immediately prior to the effective time multiplied by the quotient of (a) the Adjusted Per Share Merger Value divided by (b) $10.00 (such quotient, with respect to each Hillman Holdco restricted stock unit, the “Hillman Holdco RSU Exchange Ratio”); and (ii) the Hillman Holdco Board (or the compensation committee of the Hillman Holdco Board) may make such other immaterial administrative or ministerial changes to the New Hillman RSUs as it may determine in good faith are appropriate to effectuate the administration of the New Hillman RSUs and to ensure consistency with the administrative and ministerial provisions of the New Hillman Incentive Equity Plan.

In addition, pursuant to the amended and restated letter agreement entered into in connection with the execution of the Merger Agreement (the “A&R Letter Agreement”), the Sponsors will, at the Closing of the Proposed Transaction, forfeit a total of 3,828,000 of their Founder Shares (the “Sponsor Forfeited Shares”), with 2,828,000 shares being forfeited by the Sponsors on a basis pro rata with their ownership of the Company and 1,000,000 additional shares being forfeited by TJF.

Immediately prior to the effective time of the Business Combination, with the exception of the Sponsor Forfeited Shares, each of the currently issued and outstanding shares of Landcadia’s Class B common stock will automatically convert, on a one-for-one basis, into shares of Landcadia’s Class A common stock in accordance with the terms of our Charter, and thereafter, in connection with the Closing, Landcadia’s Class A common stock will be reclassified as New Hillman common stock.

7.    Merger Agreement

On January 24, 2021, the Company’s board of directors unanimously approved an agreement and plan of merger, dated January 24, 2021, by and among Landcadia, Helios Sun Merger Sub, Inc., the Company’s wholly owned subsidiary (“Merger Sub”), HMAN Group Holdings Inc., a Delaware corporation (“Hillman Holdco”) and CCMP Sellers’ Representative, LLC, a Delaware limited liability company in its capacity as the Stockholder Representative thereunder (in such capacity, the “Stockholder Representative”) (as it may be amended and/or restated from time to time, the “Merger Agreement”). If the Merger Agreement is adopted by the Company’s stockholders and the transactions under the Merger Agreement are consummated, Merger Sub will merge with and into Hillman Holdco with Hillman Holdco surviving the merger as the Company’s wholly owned subsidiary (the “Proposed Transaction”). Hillman Holdco is a holding company that indirectly holds all of the issued and outstanding capital stock of The Hillman Group, Inc., which, together with its direct and indirect subsidiaries (Hillman Holdco, The Hillman Group, Inc. and its direct and indirect subsidiaries, collectively, “Hillman” and each such entity, a “Hillman Group Entity”), is in the business of providing hardware-related products and related merchandising services to retail markets in North America. In connection with the consummation of the Proposed Transaction, We will be renamed “Hillman Solutions Corp.” and is referred to herein as “New Hillman” as of the time following such change of name.

In accordance with the terms and subject to the conditions of the Merger Agreement, the Company has agreed to pay aggregate consideration in the form of New Hillman common stock (the “Aggregate Consideration”) calculated as described below and equal to a value of approximately (i) $911,300,000 plus (ii) $28,280,000, such amount being the value of 2,828,000 Founder Shares, valued at $10.00 per share that the Sponsors, have agreed to forfeit at the closing of the Proposed Transaction (the “Closing”).

At the effective time of the Proposed Transaction, all outstanding shares of common stock of Hillman Holdco will be cancelled in exchange for the right to receive, with respect to each such share, a certain number of shares of New Hillman common stock valued at $10.00 per share equal to (A) (i) the Aggregate Consideration plus (ii) the value that would be received by Hillman Holdco upon the exercise of all outstanding Hillman Holdco options as of immediately prior to the Closing (the “Adjusted Purchase Price”), divided by (B) (i) the total number of shares of Hillman Holdco common stock outstanding as of immediately prior to the Closing plus (ii) the number of shares of Hillman Holdco common stock underlying all then outstanding Hillman Holdco options and shares of Hillman Holdco restricted stock outstanding as of immediately prior to the Closing (the “Adjusted Per Share Merger Value”).

At the effective time, each outstanding option to purchase shares of Hillman Holdco common stock (a “Hillman Holdco Option”), whether vested or unvested, will be assumed by New Hillman and will be converted into an option to acquire common stock of New Hillman (“New Hillman Options”) with substantially the same terms and conditions as applicable to the Hillman Holdco Option immediately prior to the effective time (including expiration date, vesting conditions and exercise provisions), except that (i) each such Hillman Holdco Option shall be exercisable for that number of shares of New Hillman common stock equal to the product (rounded down to the nearest whole number) of (A) the number of shares of Hillman Holdco common stock subject to such Hillman Holdco Assumed Option immediately prior the effective time multiplied by (B) the quotient of (1) the Adjusted Per Share Merger Value divided by (2) $10.00 (such quotient, with respect to each Hillman Holdco Option, the “Closing Stock Per Option Amount”), (ii) the per share exercise price for each share of New Hillman common stock issuable upon exercise of the New Hillman Option shall be equal to the quotient (rounded up to the nearest whole cent) obtained by dividing (A) the exercise price per share of Hillman Holdco subject to such Hillman Holdco Option immediately prior to the effective time by (B) the Closing Stock Per Option Amount; (iii) the Hillman Holdco Board (or the compensation committee of the Hillman Holdco Board) may appropriately adjust the performance conditions applicable to certain of the New Hillman Options; and (iv) the Hillman Holdco Board (or the compensation committee of the Hillman Holdco Board) may make such other immaterial administrative or ministerial changes to the New Hillman Options as it may determine in good faith are appropriate to effectuate the administration of the New Hillman Options and to ensure consistency with the administrative and ministerial provisions of the New Hillman Incentive Equity Plan;

At the effective time, each share of unvested restricted Hillman Holdco common stock will be cancelled and converted into the right to receive a number of shares of restricted New Hillman common stock (“New Hillman Restricted Stock”) equal to the quotient of (a) the Adjusted Per Share Merger Value divided by (b) $10.00 (such quotient, with respect to each share of unvested Hillman Holdco restricted stock, the “Closing Stock Per Restricted Share Amount”) with substantially the same terms and conditions as were applicable to the related share of Hillman Holdco Restricted Stock immediately prior to the effective time (including with respect to vesting and termination-related provisions), except that (i) any per-share repurchase price of such New Hillman Restricted Stock shall be equal to the quotient obtained by dividing (A) the per-share repurchase price applicable to the Hillman Holdco Restricted Stock, by (B) the Closing  Stock Per Restricted Share Amount, rounded up to the nearest cent and (ii) the Hillman Holdco Board (or the compensation committee of the Hillman Holdco Board) may make such other immaterial administrative or ministerial changes to the New Hillman Restricted Stock as it may determine in good faith are appropriate to effectuate the administration of the New Hillman Restricted Stock and to ensure consistency with the administrative and ministerial provisions of the New Hillman Incentive Equity Plan.

At the effective time, each Hillman Holdco restricted stock unit (each a “Hillman Holdco RSU”) will be assumed by New Hillman and converted into a restricted stock unit in respect of shares of New Hillman common stock (each, a “New Hillman RSU”) with substantially the same terms and conditions as were applicable to such Hillman Holdco RSU immediately prior to the effective time (including with respect to vesting and termination-related provisions), except that (i) each New Hillman RSU shall represent the right to receive (subject to vesting) that number of shares of New Hillman common stock equal to the product (rounded up to the nearest whole number) of the number of shares of Hillman Holdco common stock underlying the Hillman Holdco RSU immediately prior to the effective time multiplied by the quotient of (a) the Adjusted Per Share Merger Value divided by (b) $10.00 (such quotient, with respect to each Hillman Holdco restricted stock unit, the “Hillman Holdco RSU Exchange Ratio”); and (ii) the Hillman Holdco Board (or the compensation committee of the Hillman Holdco Board) may make such other immaterial administrative or ministerial changes to the New Hillman RSUs as it may determine in good faith are appropriate to effectuate the administration of the New Hillman RSUs and to ensure consistency with the administrative and ministerial provisions of the New Hillman Incentive Equity Plan.

In addition, pursuant to the A&R Letter Agreement, the Sponsors will, at the Closing of the Proposed Transaction, forfeit a total of 3,828,000 of their Founder Shares (the “Sponsor Forfeited Shares”), with 2,828,000 shares being forfeited by the Sponsors on a basis pro rata with their ownership of the Company and 1,000,000 additional shares being forfeited by the TJF.

Immediately prior to the effective time of the Business Combination, with the exception of the Sponsor Forfeited Shares, each of the currently issued and outstanding shares of Landcadia’s  Class B common stock will automatically convert, on a one-for-one basis, into shares of Landcadia’s  Class A common stock in accordance with the terms of our second amended and restated certificate of incorporation, and thereafter, in connection with the Closing, Landcadia’s  Class A common stock will be reclassified as New Hillman common stock.